Supplement dated March 18, 2026
to the Prospectus of Ameriprise Certificates
(April 23, 2025) S-6000 AY
This Supplement supersedes the Supplement dated January 21, 2026.
For Ameriprise Flexible Savings Certificate:  Effective for sales on or after March 18, 2026, information about interest rate ranges for new purchases found on pages 18-20 of the Prospectus has been revised to read as follows:
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 85 basis points (0.85%) above to 185 basis points (1.85%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 65 basis points (0.65%) above to 165 basis points (1.65%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 65 basis points (0.65%) above to 165 basis points (1.65%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 80 basis points (0.80%) above to 180 basis points (1.80%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 85 basis points (0.85%) above to 185 basis points (1.85%) above the National Deposit Rate published for 36-month CDs.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 95 basis points (0.95%) above to 195 basis points (1.95%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 85 basis points (0.85%) above to 185 basis points (1.85%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 85 basis points (0.85%) above to 185 basis points (1.85%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 90 basis points (0.90%) above to 190 basis points (1.90%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 85 basis points (0.85%) above to 185 basis points (1.85%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 95 basis points (0.95%) above to 195 basis points (1.95%) above the National Deposit Rate published for 36-month CDs.
For example, if the average rate most recently published for the National Deposit Rate for 12-month CDs is 1.55%, our rate in effect for the following week for investment amounts less than $100,000 would be between 2.20% and 3.20% for the 12-month term product.
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 148 basis points (1.48%) above to 248 basis points (2.48%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 90 basis points (0.90%) above to 190 basis points (1.90%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 90 basis points (0.90%) above to 190 basis points (1.90%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 105 basis points (1.05%) above to 205 basis points (2.05%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 100 basis points (1.00%) above to 200 basis points (2.00%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 110 basis points (1.10%) above to 210 basis points (2.10%) above the National Deposit Rate published for 36-month CDs.
*
See section entitled “Investment Amounts and Terms” about minimum investment requirements.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 158 basis points (1.58%) above to 258 basis points (2.58%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 100 basis points (1.00%) above to 200 basis points (2.00%) above the National Deposit Rate published for 12-month CDs.
13 months*	Within a range from 75 basis points (0.75%) above to 175 basis points (1.75%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 100 basis points (1.00%) above to 200 basis points (2.00%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 115 basis points (1.15%) above to 215 basis points (2.15%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 110 basis points (1.10%) above to 210 basis points (2.10%) above the National Deposit Rate published for 24-month CDs.
S-6000-71 A (03/26)

37 months	Within a range from 120 basis points (1.20%) above to 220 basis points (2.20%) above the National Deposit Rate published for 36-month CDs.
*
See section entitled “Investment Amounts and Terms” about minimum investment requirements.
The rest of the information on pages 18-20 remains unchanged.
The Board of Directors of Ameriprise Certificate Company (ACC) accepted the resignation of Mr. Brian Granger, and appointed Mr. Michael S. Mattox effective November 2025. The information on page 56 regarding Mr. Granger has been replaced with the information for Mr. Mattox as follows:
Name, address, age	Position held with ACC and length of service	Principal occupations during past five years	Other directorships	Committee memberships
Michael S. Mattox 901 3rd Ave S Minneapolis, MN 55402 Born in 1968	Vice President, Controller and Chief Accounting Officer since November 2025	Vice President and Business Unit Controller - Corporate and Advice and Wealth Management	None	None
The rest of the information on page 56 remains unchanged.
Effective June 1, 2025, information on the distribution schedules beginning on page 50 of the prospectus for Ameriprise Certificates is revised to read as follows:
DISTRIBUTION
Under the Distribution Agreement between ACC and Ameriprise Financial Services, Ameriprise Financial Services receives compensation for the distribution of Ameriprise certificates as follows:
For Ameriprise Cash Reserve Certificate:
•
0.025% of the initial payment on the issue date of the certificate, and
•
0.025% of the certificate’s reserve at the beginning of the second and subsequent quarters from issue date.
For Ameriprise Flexible Savings Certificate:
•
For all terms except 7 and 13 months, 0.025% of the initial investment amount on the first day of the certificate’s term;
•
For all terms except 7 and 13 months, 0.025% of the certificate’s reserve at the beginning of the second and subsequent quarters from issue date of the certificate or at the end of the renewal grace period when the renewal corresponds with the quarterly reserve payment;
•
For 7-month terms, 0.025% of the initial investment amount on the first day of the certificate’s term, 0.025% of the certificate’s reserve at the beginning of the second quarter from issue date of the certificate and 0.008% of the certificate’s reserve at the beginning of the last month of the certificate term; and
•
For 13-month terms, 0.025% of the initial investment amount on the first day of the certificate’s term, 0.025% of the certificate’s reserve at the beginning of the second, third and fourth quarters from issue date of the certificate and 0.008% of the certificate’s reserve at the beginning of the last month of the certificate term.
For Ameriprise Installment Certificate:
•
0.25% of all payments. This fee is paid on all payments received on or after issue of the certificate until the certificate’s maturity date.
The distribution fee is not assessed to your certificate account.
The rest of the section remains unchanged.
S-6000-71 A (03/26)